Short Term Debt - Schedule of Components of Interest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Interest on convertible debentures	$ 25,794	$ 31,330
Amortization of debt discounts	1,318,977	357,612
Loss on debt conversions		4,272
Interest on short and long term debt	77,100	12,131
Accounts payable related finance charges	2,699	4,303
Interest income	(27)
Interest expense, net	$ 1,424,543	$ 409,648